S-K 1602(a)(3) Forepart, Sponsor Compensation - Bluerock Acquisition Holdings II Llc [Member]	Sep. 22, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,175,270
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,250,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,250,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1